Condensed Consolidated Statements of Changes in Redeemable Preferred Units and Members' Equity (Parenthetical)	Aug. 12, 2019 $ / shares
Common Class F [Member] | TPG Pace Tech Opportunities Corp [Member]
Sale of Stock, Price Per Share	$ 0.001